Property, plant and equipment, net (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Subtotal	$ 254,194	$ 278,975	$ 234,406
Accumulated depreciation and amortization	(176,550)	(176,459)	(152,935)
Total	77,644	102,516	81,471
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	40,797	46,214	31,898
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	18,991	17,976	17,935
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	92,792	93,337	88,894
Leasehold improvement
Property, Plant and Equipment [Line Items]
Subtotal	$ 101,614	$ 121,448	$ 95,679